Stock Based Compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted Stock Units (RSUs) [member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	$ 7.47	$ 7.47
Granted	0	0
Vested / (Cancelled)		0
Ending balance	$ 0	$ 7.47
Beginning balance	90,626	90,626
Granted	0	0
Vested / (Cancelled)		0
Ending balance	0	90,626
Vested as of March 21, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested	$ 0
Vested	(80,626)
Vested as of July 1, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested	(10,000)